Segment information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Revenues	$ 42,411,000,000	$ 51,068,000,000	$ 47,529,000,000
Costs	(33,832,000,000)	(33,925,000,000)	(26,733,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,467,000,000	4,128,000,000	3,251,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit	22,456,000,000	22,257,000,000	23,982,000,000
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
Net gain / (loss) from fair value adjustments of investment properties	(2,246,000,000)	51,040,000,000	(58,033,000,000)
General and administrative expenses	(5,167,000,000)	(5,147,000,000)	(6,090,000,000)
Selling expenses	(4,147,000,000)	(4,850,000,000)	(3,294,000,000)
Other operating results, net	(2,282,000,000)	2,500,000,000	727,000,000
Management fees		(316,000,000)
Profit / (loss) from operations	9,924,000,000	66,743,000,000	(41,710,000,000)
Share of profit / (loss) of associates and joint ventures	(3,452,000,000)	11,060,000,000	(7,328,000,000)
Segment profit / (loss)	5,489,000,000	77,803,000,000	(52,488,000,000)
Reportable assets	339,168,000,000	865,894,000,000	1,237,559,000,000
Reportable liabilities	(233,275,000,000)	(739,696,000,000)	(1,057,196,000,000)
Net reportable assets	105,893,000,000	126,198,000,000	180,363,000,000
Joint Ventures [Member]
Statement [Line Items]
Revenues	(50,000,000)	(90,000,000)	(140,000,000)
Costs	(70,000,000)	(80,000,000)	(102,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	20,000,000	(10,000,000)	(38,000,000)
Gain from disposal of farmlands	0	0	0
Net gain / (loss) from fair value adjustments of investment properties	(121)	(395,000,000)	1,258,000,000
General and administrative expenses	14,000,000	20,000,000	24,000,000
Selling expenses	21,000,000	27,000,000	9,000,000
Other operating results, net	(20,000,000)	28,000,000	282,000,000
Profit / (loss) from operations	(86,000,000)	(330,000,000)	1,535,000,000
Share of profit / (loss) of associates and joint ventures	1,160,000,000	169,000,000	(1,006,000,000)
Segment profit / (loss)	(471,000,000)	(76,000,000)	31,000,000
Reportable assets	(1,484,000,000)	(1,008,000,000)	(1,455,000,000)
Net reportable assets	(1,484,000,000)	(1,008,000,000)	(1,455,000,000)
Total [Member]
Statement [Line Items]
Revenues	39,880,000,000	46,815,000,000	42,586,000,000
Costs	(30,723,000,000)	(29,154,000,000)	(21,042,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278,000,000	3,925,000,000	3,048,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit	22,845,000,000	22,572,000,000	24,527,000,000
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
Net gain / (loss) from fair value adjustments of investment properties	(2,125,000,000)	51,435,000,000	(59,291,000,000)
General and administrative expenses	(2,571,000,000)	(5,248,000,000)	(6,036,000,000)
Selling expenses	(4,253,000,000)	(4,906,000,000)	(3,511,000,000)
Other operating results, net	(2,366,000,000)	2,396,000,000	342,000,000
Profit / (loss) from operations	34,366,000,000	67,508,000,000	(42,971,000,000)
Share of profit / (loss) of associates and joint ventures	(4,612,000,000)	10,770,000,000	(6,322,000,000)
Segment profit / (loss)	6,092,000,000	78,278,000,000	(52,245,000,000)
Reportable assets	272,945,000,000	966,947,000,000	1,023,204,000,000
Reportable liabilities	0	(600,580,000,000)	(692,205,000,000)
Net reportable assets	272,945,000,000	366,367,000,000	330,999,000,000
Adjustment [Member]
Statement [Line Items]
Revenues	2,945,000,000	4,655,000,000	5,426,000,000
Costs	(3,179,000,000)	(4,851,000,000)	(5,793,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(234,000,000)	(196,000,000)	(367,000,000)
General and administrative expenses			(146,000,000)
Selling expenses			189,000,000
Other operating results, net	107,000,000	73,000,000	124,000,000
Management fees		(316,000,000)
Profit / (loss) from operations	(127,000,000)	(439,000,000)	(2,000,000,000)
Segment profit / (loss)	(127,000,000)	(439,000,000)	(2,000,000,000)
MPIT [Member]
Statement [Line Items]
Revenues	(364,000,000)	(312,000,000)	(343,000,000)
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	189,000,000	203,000,000	203,000,000
Gross profit	(175,000,000)	(109,000,000)	(140,000,000)
General and administrative expenses	90,000,000	81,000,000	68,000,000
Selling expenses	85,000,000	29,000,000	19,000,000
Other operating results, net	(3,000,000)	3,000,000	(21,000,000)
Profit / (loss) from operations	(3,000,000)	4,000,000	(74,000,000)
Share of profit / (loss) of associates and joint ventures		20,000,000	0
Segment profit / (loss)	(5,000,000)	40,000,000	(74,000,000)
Reportable assets	67,707,000,000	(100,045,000,000)	215,810,000,000
Reportable liabilities	(233,275,000,000)	(139,116,000,000)	(364,991,000,000)
Net reportable assets	(165,568,000,000)	(239,161,000,000)	(149,181,000,000)
Agricultural Business [Member]
Statement [Line Items]
Revenues	29,766,000,000	30,084,000,000	19,973,000,000
Costs	(27,275,000,000)	(25,016,000,000)	(16,236,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278,000,000	3,925,000,000	3,048,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit	16,179,000,000	9,979,000,000	6,720,000,000
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
Net gain / (loss) from fair value adjustments of investment properties	5,510,000,000	1,172,000,000	0
General and administrative expenses	(2,176,000,000)	(1,881,000,000)	(2,026,000,000)
Selling expenses	(2,742,000,000)	(3,057,000,000)	(1,883,000,000)
Other operating results, net	(2,209,000,000)	2,379,000,000	1,883,000,000
Management fees		0
Profit / (loss) from operations	4,638,000,000	9,851,000,000	4,992,000,000
Share of profit / (loss) of associates and joint ventures	37,000,000	127,000,000	11,000,000
Segment profit / (loss)	15,812,000,000	10,037,000,000	5,009,000,000
Reportable assets	65,748,000,000	55,680,000,000	51,961,000,000
Reportable liabilities	0	0	0
Net reportable assets	65,748,000,000	55,680,000,000	51,961,000,000
Urban Properties And Investments Business [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	10,114,000,000	16,731,000,000	22,613,000,000
Costs	(3,448,000,000)	(4,138,000,000)	(4,806,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	6,666,000,000	12,593,000,000	17,807,000,000
Gain from disposal of farmlands	0	0	0
Net gain / (loss) from fair value adjustments of investment properties	(7,635)	50,263,000,000	(59,291,000,000)
General and administrative expenses	(3,095,000,000)	(3,367,000,000)	(4,010,000,000)
Selling expenses	1,511,000,000	(1,849,000,000)	(1,628,000,000)
Other operating results, net	(157,000,000)	17,000,000	(841,000,000)
Profit / (loss) from operations	27,342,000,000	57,657,000,000	(47,963,000,000)
Share of profit / (loss) of associates and joint ventures	(4,227,000,000)	7,047,000,000	(6,183,000,000)
Segment profit / (loss)	(9,720,000,000)	68,241,000,000	(57,254,000,000)
Reportable assets	207,197,000,000	237,299,000,000	166,976,000,000
Reportable liabilities	0	0	0
Net reportable assets	207,197,000,000	237,299,000,000	166,976,000,000
Urban Properties And Investments Business [Member] | Israel
Statement [Line Items]
Revenues		0	0
Costs		0	0
Gross profit		0	0
Net gain / (loss) from fair value adjustments of investment properties		0	0
General and administrative expenses		0	0
Selling expenses		0	0
Other operating results, net		0	0
Profit / (loss) from operations		0	0
Share of profit / (loss) of associates and joint ventures		0	0
Segment profit / (loss)		0	0
Reportable assets		673,968,000,000	804,267,000,000
Reportable liabilities		(600,580,000,000)	(692,205,000,000)
Net reportable assets		73,388,000,000	112,062,000,000
Subtotal [Member]
Statement [Line Items]
Revenues	10,114,000,000	16,731,000,000	22,613,000,000
Costs	(3,448,000,000)	(4,138,000,000)	(4,806,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	6,666,000,000	12,593,000,000	17,807,000,000
Gain from disposal of farmlands	0	0	0
Net gain / (loss) from fair value adjustments of investment properties	(7,635)	50,263,000,000	(59,291,000,000)
General and administrative expenses	(3,095,000,000)	(3,367,000,000)	(4,010,000,000)
Selling expenses	(1,511,000,000)	(1,849,000,000)	(1,628,000,000)
Other operating results, net	(157,000,000)	17,000,000	(841,000,000)
Profit / (loss) from operations	29,728,000,000	57,657,000,000	(47,963,000,000)
Share of profit / (loss) of associates and joint ventures	(4,649,000,000)	8,346,000,000	(6,333,000,000)
Segment profit / (loss)	(9,720,000,000)	68,241,000,000	(57,254,000,000)
Reportable assets	207,197,000,000	911,267,000,000	971,243,000,000
Reportable liabilities	0	(600,580,000,000)	(692,205,000,000)
Net reportable assets	$ 207,197,000,000	$ 310,687,000,000	$ 279,038,000,000